STOCK BASED COMPENSATION EXPENSE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION EXPENSE
Summary of assumptions used to compute employee stockbased compensation under the BlackScholes option pricing model

September 30,
2024
Dividend yield	—
Expected term	5.0 - 6.1 years
Risk-free interest rates	1.0% - 4.5%
Expected volatility	54.9% - 66.4%

December 31,
2024
Dividend yield	—
Expected term	5.0 - 6.1 years
Risk-free interest rates	1.0% - 4.5%
Expected volatility	54.9% - 66.4%

Summary of the stock option plan and the changes during the period

				Weighted
		Weighted	Weighted	Average
	Number of	Average	Average	Remaining	Aggregate
	Outstanding	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Years	Value
Balance, January 1, 2025	5,984,204	$3.04		8.00	$81,519,660
Expired	(1,742)	330.95
Forfeited	(25,625)	4.49
Exercised	(100,274)	1.56
Balance, September 30, 2025	5,856,563	$2.98		7.25	$5,739,432
Vested and Exercisable, September 30, 2025	5,502,559	$3.07		7.16	$5,392,508
Vested and Expected to Vest, September 30, 2025	5,856,563	$2.98		7.25	$5,739,432

				Weighted
		Weighted	Weighted	Average
	Number of	Average	Average	Remaining	Aggregate
	Outstanding	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Years	Value
Balance, January 1, 2023	8,512,225	$3.75		9.58
Forfeited
Solely Time-based Vesting	(17,506)
Performance Conditioned Vesting	(7,533,334)	3.00
Total Options Forfeited	(7,550,840)	3.00
Expired	(6,510)	49.83
Exercised	(6,411)	0.53
Balance, December 31, 2023	948,464	$6.20		7.25
Vested and Exercisable, December 31, 2023	937,592	$6.26		7.24
Vested and Expected to Vest, December 31, 2023	948,464	$6.20		7.25
Granted	5,059,228	2.57	$1.50
Forfeited	(6,769)	2.57
Expired	(1,878)	348.07
Exercised	(14,841)	2.29		—
Balance, December 31, 2024	5,984,204	$3.04		8.00	$81,519,660
Vested and Exercisable, December 31, 2024	5,554,326	$3.07		7.91	$75,783,094
Vested and Expected to Vest, December 31, 2024	5,984,204	$3.04		8.00	$81,519,660

Summary of stock-based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of goods sold	$26	$—	$58	$115
Research and development	141	18	318	729
Sales and marketing	773	29	1,582	2,597
General and administrative	1,424	4	3,234	3,960
Total stock-based compensation expense	$2,364	$51	$5,192	$7,401

	Year Ended December 31,
	2024	2023
Cost of goods sold	$130	$—
Research and development	802	—
Sales and marketing	2,808	1
General and administrative	3,995	—
Total stock-based compensation expense	$7,735	$1